Vanguard Target Retirement 2065 Fund

Schedule of Investments (unaudited)
As of June 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Investor Shares	2,704,874	197,483

International Stock Fund (35.9%)
Vanguard Total International Stock Index Fund Investor Shares	7,751,863	131,239

U.S. Bond Fund (6.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	2,340,397	25,487

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	952,733	10,899
Total Investment Companies (Cost $352,369)		365,108
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 2.499% (Cost $202)	2,022	202
Total Investments (100.0%) (Cost $352,571)		365,310
Other Assets and Liabilities-Net (0.0%)		(158)
Net Assets (100%)		365,152
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern Time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At June 30, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Target Retirement 2065 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept.							June
	30,		Proceeds	Realized				30,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App.(Dep)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard
Market
Liquidity
Fund	276	NA1	NA1	—	—	7	—	202
Vanguard
Total Bond
Market II
Index Fund	14,105	12,716	2,469	—	1,135	410	—	25,487
Vanguard
Total
International
Bond Index
Fund	6,026	4,628	215	(1)	461	193	—	10,899
Vanguard
Total
International
Stock
Index Fund	72,016	60,086	996	—	133	2,559	—	131,239
Vanguard
Total Stock
Market Index Fund	109,011	84,167	1,608	(1)	5,914	2,064	—	197,483
Total	201,434	161,597	5,288	(2)	7,643	5,233	—	365,310
1 Not applicable—purchases and sales are for temporary cash investment purposes.